Annual Total Returns- Invesco Premier Portfolio (Reserve) [BarChart] - Reserve - Invesco Premier Portfolio - Reserve Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total								0.19%	1.08%	1.40%